Trust Termination	12 Months Ended
Dec. 31, 2011
Trust Termination [Abstract]
Trust Termination

NOTE 2 — TRUST TERMINATION

          The terms of the Great Northern Iron Ore Properties Trust Agreement, created December 7, 1906, state that the Trust shall continue for twenty years after the death of the last survivor of eighteen persons named in the Trust Agreement. The last survivor of these eighteen persons died on April 6, 1995. Accordingly, the Trust terminates twenty years from April 6, 1995, that being April 6, 2015.

          At the end of the Trust on April 6, 2015, the certificates of beneficial interest (shares) in the Trust will cease to trade on the New York Stock Exchange and thereafter will represent only the right to receive certain distributions payable to the certificate holders of record at the time of the termination of the Trust. Upon termination, the Trust is obligated to distribute ratably to these certificate holders the net monies remaining in the hands of the Trustees (after paying and providing for all expenses and obligations of the Trust), plus the balance in the Principal Charges account (see Note 6). All other Trust property (most notably the Trust's mineral properties and the active leases) must be conveyed and transferred to the reversioner (currently Glacier Park Company, a wholly owned subsidiary of ConocoPhillips Company) under the terms of the Trust Agreement.

          The exact final distribution, though not determinable at this time, will generally consist of the sum of the Trust's net monies (essentially, total assets less liabilities and properties) and the balance in the Principal Charges account, less any and all expenses and obligations of the Trust upon termination. To offer a hypothetical example, without factoring in any expenses and obligations of the Trust upon its termination, and using the financial statement values as of December 31, 2011, the net monies were approximately $7,927,000 and the Principal Charges account balance was approximately $4,962,000, resulting in a final distribution payable of approximately $12,889,000, or about $8.59 per share. After payment of this final distribution, the certificates of beneficial interest (shares) would be cancelled and have no further value. It is important to note, however, that the actual net monies on hand and the Principal Charges account balance will most likely fluctuate during the ensuing years and will not be "final" until after the termination and wind-down of the Trust. The Trust offers this example to further inform investors about the conceptual nature of the final distribution and does not imply or guarantee a specific known final distribution amount.